Investment Portfolioas of October 31, 2023 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 99.7%
Communication Services 11.6%
Entertainment 0.5%
ROBLOX Corp. "A"*	42,000	1,336,020
Interactive Media & Services 9.3%
Alphabet, Inc. "A"*	164,400	20,398,752
Match Group, Inc.*	40,300	1,394,380
Meta Platforms, Inc. "A"*	13,800	4,157,526
		25,950,658
Wireless Telecommunication Services 1.8%
T-Mobile U.S., Inc.*	34,300	4,934,398
Consumer Discretionary 11.6%
Broadline Retail 6.6%
Amazon.com, Inc.*	137,660	18,321,169
Hotels, Restaurants & Leisure 0.9%
DraftKings, Inc. "A"*	51,200	1,414,144
Planet Fitness, Inc. "A"*	16,958	937,269
		2,351,413
Leisure Products 1.1%
YETI Holdings, Inc.*	70,458	2,995,874
Specialty Retail 1.3%
Home Depot, Inc.	12,650	3,601,329
Textiles, Apparel & Luxury Goods 1.7%
Lululemon Athletica, Inc.*	12,240	4,816,195
Consumer Staples 3.5%
Consumer Staples Distribution & Retail 3.5%
Costco Wholesale Corp.	17,286	9,549,478
Financials 12.0%
Capital Markets 1.8%
Intercontinental Exchange, Inc.	45,600	4,899,264
Financial Services 5.1%
Fiserv, Inc.*	15,891	1,807,601
Visa, Inc. "A"	52,600	12,366,260
		14,173,861
Insurance 5.1%
Progressive Corp.	90,562	14,316,947

Health Care 14.2%
Biotechnology 0.9%
Exact Sciences Corp.*	41,500	2,555,985
Health Care Equipment & Supplies 6.3%
Dexcom, Inc.*	85,000	7,550,550
Intuitive Surgical, Inc.*	18,200	4,772,404
iRhythm Technologies, Inc.*	17,000	1,334,840
Stryker Corp.	13,700	3,702,014
		17,359,808
Health Care Providers & Services 1.1%
agilon health, Inc.*	167,200	3,009,600
Health Care Technology 0.5%
Certara, Inc.*	56,928	693,952
Evolent Health, Inc. "A"*	31,000	757,330
		1,451,282
Life Sciences Tools & Services 3.1%
Thermo Fisher Scientific, Inc.	19,641	8,735,728
Pharmaceuticals 2.3%
Zoetis, Inc.	40,300	6,327,100
Industrials 4.5%
Aerospace & Defense 1.1%
Axon Enterprise, Inc.*	15,200	3,108,248
Building Products 0.6%
AZEK Co., Inc.*	62,600	1,640,120
Construction & Engineering 0.3%
Valmont Industries, Inc.	5,000	984,550
Electrical Equipment 1.7%
AMETEK, Inc.	33,000	4,645,410
Professional Services 0.8%
Paylocity Holding Corp.*	6,958	1,248,265
TransUnion	22,000	965,360
		2,213,625
Information Technology 41.3%
IT Services 2.0%
Globant SA*	32,400	5,517,396
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.*	28,900	2,846,650
Applied Materials, Inc.	31,206	4,130,114
NVIDIA Corp.	34,600	14,109,880
		21,086,644
Software 22.4%
Confluent, Inc. "A"*	33,000	954,030
CyberArk Software Ltd.*	5,400	883,656
Datadog, Inc. "A"*	16,440	1,339,367
Klaviyo, Inc. "A"* (a)	5,000	142,450

Microsoft Corp.	100,300	33,912,433
PowerSchool Holdings, Inc. "A"*	100,000	1,992,000
Roper Technologies, Inc.	11,100	5,423,127
Salesforce, Inc.*	16,600	3,333,778
ServiceNow, Inc.*	18,789	10,932,380
Sprout Social, Inc. "A"*	43,000	1,861,040
Workiva, Inc.*	15,761	1,372,625
		62,146,886
Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	151,796	25,922,203
Real Estate 1.0%
Real Estate Management & Development 1.0%
CoStar Group, Inc.*	39,081	2,868,936
Total Common Stocks (Cost $107,822,076)		276,820,127

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (b) (c) (Cost $17,100)	17,100	17,100

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $2,561,597)	2,561,597	2,561,597

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $110,400,773)	100.6	279,398,824
Other Assets and Liabilities, Net	(0.6)	(1,759,197)
Net Assets	100.0	277,639,627
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2023 are as follows:
Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2023	Value ($) at 10/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (b) (c)
—	17,100 (d)	—	—	—	853	—	17,100	17,100
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (b)
1,201,096	13,078,480	11,717,979	—	—	56,965	—	2,561,597	2,561,597
1,201,096	13,095,580	11,717,979	—	—	57,818	—	2,578,697	2,578,697

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2023 amounted to $17,094, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2023.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$276,820,127	$—	$—	$276,820,127
Short-Term Investments (a)	2,578,697	—	—	2,578,697
Total	$279,398,824	$—	$—	$279,398,824

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLCFGF-PH1
R-080548-2 (1/25)